Related Party Transactions - Summary of Key Management Remuneration (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related party transactions [Abstract]
Short-term benefits	€ 9	€ 13	€ 10
Post-employment benefits	1	1	1
Share-based payments - calculated in accordance with the principles disclosed in note 8	3	3	2
Total	€ 13	€ 17	€ 13